RESERVES - NARRATIVE (Details) ¥ / shares in Units, ¥ in Millions		1 Months Ended					3 Months Ended	12 Months Ended			72 Months Ended
	Mar. 23, 2018 ¥ / shares	Sep. 20, 2017 CNY (¥)	Jul. 18, 2017 CNY (¥)	Sep. 21, 2016 CNY (¥)	Jun. 23, 2016 CNY (¥)	Feb. 11, 2015 CNY (¥) item ¥ / shares shares	Mar. 23, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Mar. 01, 2017 CNY (¥) D ¥ / shares	Aug. 25, 2017 ¥ / shares	Jun. 28, 2017 ¥ / shares	Aug. 26, 2016 ¥ / shares	May 18, 2016 ¥ / shares	Feb. 17, 2015 ¥ / shares	Mar. 01, 2011 CNY (¥) ¥ / shares	Jul. 25, 2000 shares	Feb. 25, 2000 shares
Stated rate of net income transferred to statutory surplus reserve								10.00%
Appropriation								¥ 0	¥ 0
Amount of retained earnings available for distribution								177,049	182,440
Final dividend per share in respect of the year proposed | ¥ / shares	¥ 0.40
Final dividend per share in respect of the year approved | ¥ / shares													¥ 0.17		¥ 0.06
Final dividend in respect of the year proposed							¥ 48,428
Final dividend in respect of the year approved			¥ 20,582		¥ 7,264			20,582	7,264	¥ 13,318
Interim dividend per share for the year | ¥ / shares												¥ 0.10		¥ 0.079
Interim dividend		¥ 12,107		¥ 9,565				12,107	9,565	10,896
Number of shares issued | shares						121,071,209,646													68,800,000,000
Statutory surplus reserve [member]
Appropriation								¥ 3,042	¥ 0	¥ 3,088
Minimum [member]
Stated rate of reserve to registered capital								25.00%
Maximum [member]
Stated rate of reserve to registered capital								50.00%
Number of shares issued | shares																		88,300,000,000
2011 Convertible Bonds [member]
Aggregate principal amount of issued convertible bonds											¥ 23,000
Par value of the 2011 Convertible Bonds | ¥ / shares											¥ 100
Initial conversion price of the 2011 Convertible Bonds per share | ¥ / shares																	¥ 9.73
Redemption ratio of convertible bonds after maturity											107.00%
Initial conversion price of shares converted from liability component of convertible bonds																	¥ 19,279
Initial conversion price of shares converted from derivative component of convertible bonds																	¥ 3,610
Nominal value of convertible bonds						¥ 13,647
Total value of unconverted convertible bonds | ¥ / shares						¥ 52.78
Number of unconverted convertible bonds | item						527,760
Per value of redeemed and fully paid unconverted portion of convertible bonds | ¥ / shares																¥ 101.261
2011 Convertible Bonds [member] | A shares
Number of trading days out of consecutive trading days for downward adjustment | D											15
Number of consecutive trading days for downward adjustment | D											30
Number of consecutive trading days for conditional redemption | D											30
Number of shares converted from convertible bonds | shares						2,790,814,006
Conversion price of shares converted from convertible bonds | ¥ / shares						¥ 4.89
2011 Convertible Bonds [member] | Minimum [member]
Redemption period on convertible bonds | D											5
2011 Convertible Bonds [member] | Minimum [member] | A shares
Percentage of conversion price for downward adjustment																	80.00%
Percentage of conversion price for conditional redemption																	130.00%
Number of trading days out of consecutive trading days for conditional redemption | D											15
2011 Convertible Bonds [member] | First year [member]
Fixed interest rate of issued convertible instruments											0.50%
2011 Convertible Bonds [member] | Second year [member]
Fixed interest rate of issued convertible instruments											0.70%
2011 Convertible Bonds [member] | Third year [member]
Fixed interest rate of issued convertible instruments											1.00%
2011 Convertible Bonds [member] | Fourth year [member]
Fixed interest rate of issued convertible instruments											1.30%
2011 Convertible Bonds [member] | Fifth year [member]
Fixed interest rate of issued convertible instruments											1.80%
2011 Convertible Bonds [member] | Sixth year [member]
Fixed interest rate of issued convertible instruments											2.00%